General Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group [Abstract]
Summary of Detailed Information about Businesses and Intragroup Relationships of Group

The main businesses and intragroup relationships of the Company were as follows as of December 31, 2020:

Name	Place of Incorporation	Date of Incorporation	Main Business
ASLAN Pharmaceuticals Limited	Cayman Islands	June 2014	Investment holding
ASLAN Pharmaceuticals Pte. Ltd.	Singapore	April 2010	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited	Taiwan	November 2013	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd.	Australia	July 2014	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited	Hong Kong	July 2015	New drug research and development
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	China	May 2016	New drug research and development
ASLAN Pharmaceuticals (USA) Inc.	United States of America	October 2018	New drug research and development
Jaguahr Therapeutics Pte. Ltd.	Singapore	August 2019	New drug research and development